Related party transactions - Summary of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Short-term employee benefits	€ 17,337	€ 16,853	€ 9,414
Post-employment benefits	1,015	4,012	736
Other long-term benefits	13,623	8,702	0
Share-based payments	9,358	14,012	(9,975)
Dividends	0	0	1,116
Financial Income	(24)	0	0
Key Management Personnel
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Employee benefits	28,648	12,865	538
Other non current financial liabilities	156,782	135,726	198,046
Other current liabilities	6,861	7,990	991
Non-current financial assets	€ 2,240	€ 2,219	€ 0